INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Note [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 110,330	$ 143,469	$ 217,267
InMode Ltd. and Israeli subsidiaries [Member]
Income Tax Note [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	101,626	139,241	211,137
Subsidiaries outside of Israel [Member]
Income Tax Note [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 8,704	$ 4,228	$ 6,130